Derivatives - Effect of Derivative Financial Instruments on Statement of Financial Position (Details) - Total derivatives designated as hedging instruments - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Interest Rate Caps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Asset	$ 0	$ 0
Liability	270,000	1,871,000
Notional	1,463,106,000	1,600,606,000
Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Asset	8,225,000	0
Liability	0	540,000
Notional	1,100,606,000	1,100,606,000
Total derivatives designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Asset	8,225,000
Liability	270,000	2,411,000
Notional	2,563,712,000	2,701,212,000
Total derivatives designated as hedging instruments | Level 2
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Asset	8,225,000	0
Liability	$ 270,000	$ 2,411,000